PROPERTY,PLANT AND EQUIPMENT (Details Textual) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Balance Sheet, Assets by Major Class, Net	CAD 7.4	CAD 7.7
Capital Leased Assets, Gross	8.1	8.3
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	CAD 0.7	CAD 0.6